Other receivables and other payables (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Schedule of other receivables

Figures in million - SA rand	2020	2019	2018
Right of recovery receivable	340.2	186.8	176.8
Rates and taxes receivable	105.1	103.0	106.2
Pre-paid royalties	364.1	392.8	-
Other	48.7	52.1	66.6
Total other receivables	858.1	734.7	349.6

Reconciliation of the non-current and current portion of the other receivables:
Other receivables	858.1	734.7	349.6
Current portion of other receivables	(36.8)	(51.2)	(35.2)
Non-current portion of other receivables	821.3	683.5	314.4

Schedule of other payables

Figures in million - SA rand	2020	2019	2018
Deferred Payment (related to Rustenburg operations acquisition)	4,354.4	2,825.6	2,205.9
Contingent consideration (related to SFA (Oxford) acquisition)	88.2	55.8	-
Right of recovery payable	39.5	79.4	83.2
Deferred consideration (related to Pandora acquisition)	307.8	275.9	-
Dissenting shareholder liability	-	-	287.1
Other	366.7	212.2	256.3
Total other payables	5,156.6	3,448.9	2,832.5

Reconciliation of the non-current and current portion of the other payables:
Other payables	5,156.6	3,448.9	2,832.5
Current portion of other payables	(2,245.9)	(761.4)	(303.3)
Non-current portion of other payables	2,910.7	2,687.5	2,529.2

Schedule of dissenting shareholder liability

Figures in million - SA rand	Note	2020	2019	2018
Balance at the beginning of the year		-	287.1	1,349.7
Interest charge	5.2	-	21.2	68.1
Payments to dissenting shareholders		-	(319.4)	(1,375.8)
Dissenting shareholder liability on acquisition of subsidiary		-	-	-
Foreign currency translation reserve		-	11.1	245.1
Balance at end of the year		-	-	287.1

Pandora Acquisition By Lonmin [Member]
Disclosure of detailed information about business combination [line items]
Schedule of deferred payment/consideration

Figures in million - SA rand	Note	2020	2019	2018
Balance at the beginning of the year		275.9	-	-
Deferred consideration on acquisition of subsidiary		-	235.4	-
Interest charge	5.2	49.1	40.5	-
Payment made		(17.2)	-	-
Balance at end of the year		307.8	275.9	-

Rustenburg Operations Acquisition
Disclosure of detailed information about business combination [line items]
Schedule of deferred payment/consideration
Figures in million - SA rand	Note	2020	2019	2018
Balance at the beginning of the year		2,825.6	2,205.9	2,194.7
Interest charge	5.2	186.8	179.0	200.4
Payment of Deferred Payment		(739.0)	(283.4)	(38.6)
Loss/(gain) on revised estimated cash flows[1]		2,081.0	724.1	(150.6)
Balance at end of the year		4,354.4	2,825.6	2,205.9

[1] The loss on revised estimated cash flows is primarily as a result of an increase in the forecasted Rand PGM basket price used to estimate the future cash flows